SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                      February 5, 2014

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

           Re:  AllianceBernstein Bond Fund, Inc. (the "Fund")
                - AllianceBernstein Inflation Strategies
                File Nos. 2-48227 and 811-02383
                ------------------------------------------------


Dear Sir or Madam:

        On behalf of the Bond Inflation Strategy, Municipal Bond Inflation Strategy and Real Asset Strategy (the "Strategies"), which are each a series of the above-referenced Fund, we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended. In this regard, we certify that the Prospectuses for the Strategies that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement that was filed electronically with the Securities and Exchange Commission on January 31, 2014.

        A copy of the Statement of Additional Information for the Strategies will be filed under Rule 497(c) today.

       Please call me at the above-referenced number if you have any questions regarding the attached.

                                                      Sincerely,


                                                      /s/ Joanne A. Skerrett
                                                      ----------------------
                                                          Joanne A. Skerrett